Securitizations And Variable Interest Entities (Schedule Of Variable Interest Entities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total consoldiated involvement with VIEs	$ 40,123	$ 52,405
Assets of nonconsolidated variable interest entities	899	1,495
Maximum exposure to loss in nonconsolidated VIEs	939	1,592
Consumer Loans Auto Financing Receivable [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	19,072	28,566
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	0	0
Assets of nonconsolidated variable interest entities	899	1,495
Maximum exposure to loss in nonconsolidated VIEs	899	1,495
Commercial Automobile [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	20,511	23,139
Commercial Other [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	564	728
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	(24)	(28)
Assets of nonconsolidated variable interest entities	0	0
Maximum exposure to loss in nonconsolidated VIEs	40	85
Consumer Mortgage Other Member
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets		0
Assets of nonconsolidated variable interest entities		0
Maximum exposure to loss in nonconsolidated VIEs		$ 12